CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Products and licenses		$ 555,792	$ 520,312	$ 496,930
Subscriptions		318,624	265,021	217,088
Software updates and maintenance		755,422	710,483	680,087
Total revenues		1,629,838	1,495,816	1,394,105
Operating expenses:
Cost of products and licenses	[1]	101,158	95,868	88,862
Cost of subscriptions	[1]	7,623	5,626	5,480
Cost of software updates and maintenance	[1]	78,468	74,807	67,680
Amortization of technology		1,808	240	612
Total cost of revenues		189,057	176,541	162,634
Research and development		149,279	133,300	121,764
Selling and marketing		359,804	306,363	276,067
General and administrative		91,981	78,558	72,735
Total operating expenses		790,121	694,762	633,200
Operating income		839,717	801,054	760,905
Financial income, net		34,073	28,762	34,931
Income before taxes on income		873,790	829,816	795,836
Taxes on income		187,924	170,245	143,036
Net income		$ 685,866	$ 659,571	$ 652,800
Basic earnings per ordinary share		$ 3.83	$ 3.50	$ 3.34
Diluted earnings per ordinary share		$ 3.74	$ 3.43	$ 3.27

[1]	Not including amortization of technology shown separately below.